Giggles N' Hugs, Inc. - Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended		82 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Net loss	$ (40,144)	$ (1,988)	$ (55,773)	$ (10,090)	$ (180,355)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation		375		375	4,806
Changes in operating assets and liabilities:
(Increase) in accounts receivable
Increase in accrued interest receivable	(17,663)		(17,663)		(17,663)
Decrease in accounts payable	(30,098)	250	(30,098)	250	28,112
Net cash used by operating activities	(103,534)	(9,465)	(103,534)	(9,465)	(165,100)
Investing activities
Purchase of fixed assets
Proceeds for notes receivable	(52,600)		(52,600)		(52,600)
Proceeds for notes receivable - related party	(1,450,127)		(1,450,127)		(1,450,127)
Repayments received for notes receivable - related party	452,000		452,000		452,000
Net cash used by investing activities	(1,050,727)		(1,050,727)		(1,055,533)
Financing activities
Proceeds from note payable - related party	64,259	6,040	64,259	6,040	85,774
Repayments received for notes payable - related party	(769)		(769)		(769)
Contributed capital		3,500		3,500	18,800
Issuances of common stock	1,968,500		1,968,500		1,968,500
Proceeds from common stock payable	35,000		35,000		35,000
Net cash provided by financing activities	2,066,990	9,540	2,066,990	9,540	2,134,131
Net increase in cash	912,729	75	912,729	75	913,498
Cash - beginning of period	769	2,194	769	2,194
Cash - ending of period	$ 913,498	$ 2,269	$ 913,498	$ 2,269	$ 913,498